Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Allowance For Loan Losses And Credit Quality Information [Text Block]
NOTE
6
Allowance for Loan Losses and Credit Quality Information
The allowance for loan losses is summarized as follows:

(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Provision for losses	$(440)	(3,518)	(4)	(3,036)	(6,998)
Charge-offs	(92)	(936)	(131)	(55)	(1,214)
Recoveries	0	3,020	38	2,085	5,143
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Provision for losses	$(105)	(427)	254	114	(164)
Charge-offs	(19)	0	(105)	(69)	(193)
Recoveries	18	1,481	42	193	1,734
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Provision for losses	$262	(1,788)	481	400	(645)
Charge-offs	(66)	(67)	(108)	(180)	(421)
Recoveries	0	730	40	490	1,260
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Allocated to:
Specific reserves	$223	296	370	120	1,009
General reserves	767	5,782	830	1,321	8,700
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Allocated to:
Specific reserves	$235	248	434	71	988
General reserves	951	4,705	1,179	2,080	8,915
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Loans receivable at December 31, 2015:
Individually reviewed for impairment	$2,203	2,204	977	415	5,799
Collectively reviewed for impairment	88,742	245,149	63,438	69,691	467,020
Ending balance	$90,945	247,353	64,415	70,106	472,819

Loans receivable at December 31, 2016:
Individually reviewed for impairment	$1,107	1,880	940	643	4,570
Collectively reviewed for impairment	102,148	297,200	72,343	84,533	556,224
Ending balance	$103,255	299,080	73,283	85,176	560,794

The following table summarizes the amount of classified and unclassified loans at
December
31,
2016
and
2015:

	December 31, 2016
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$457	2,130	74	0	2,661	100,594	103,255
Commercial real estate:
Real estate rental and leasing	1,577	3,156	0	0	4,733	148,610	153,343
Other	1,702	7,187	0	0	8,889	136,848	145,737
Consumer	0	531	110	299	940	72,343	73,283
Commercial business:
Transportation industry	0	4,065	0	0	4,065	6,444	10,509
Other	3,973	2,916	0	0	6,889	67,778	74,667
	$7,709	19,985	184	299	28,177	532,617	560,794

	December 31, 2015
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$189	2,889	55	0	3,133	87,812	90,945
Commercial real estate:
Real estate rental and leasing	1,910	4,827	0	0	6,737	118,639	125,376
Other	917	9,473	0	0	10,390	111,587	121,977
Consumer	0	639	52	286	977	63,438	64,415
Commercial business:
Transportation industry	4,082	18	0	0	4,100	5,249	9,349
Other	841	1,515	0	0	2,356	58,401	60,757
	$7,939	19,361	107	286	27,693	445,126	472,819

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may
result in deterioration of the repayment prospects for the asset or in the Bank
’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at
December
31,
2016
and
2015
is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2016
Single family	$342	158	179	679	102,576	103,255	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	153,343	153,343	0
Other	0	0	0	0	145,737	145,737	0
Consumer	412	117	140	669	72,614	73,283	0
Commercial business:
Transportation industry	0	0	0	0	10,509	10,509	0
Other	85	0	274	359	74,308	74,667	0
	$839	275	593	1,707	559,087	560,794	0

2015
Single family	$490	130	799	1,419	89,526	90,945	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	125,376	125,376	0
Other	0	289	0	289	121,688	121,977	0
Consumer	330	262	119	711	63,704	64,415	0
Commercial business:
Transportation industry	0	0	0	0	9,349	9,349	0
Other	45	0	0	45	60,712	60,757	0
	$865	681	918	2,464	470,355	472,819	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a TDR. The following table summarizes impaired loans and related allowances for the years ended
December
31,
2016
and
2015:

	December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$217	217	0	567	15
Commercial real estate:
Real estate rental and leasing	40	122	0	40	0
Other	26	1,771	0	29	97
Consumer	312	312	0	449	13
Commercial business:
Other	274	356	0	81	18

Loans with an allowance recorded:
Single family	890	890	235	1,022	17
Commercial real estate:
Real estate rental and leasing	0	0	0	389	0
Other	1,814	1,814	248	1,856	229
Consumer	628	644	434	553	13
Commercial business:
Other	369	921	71	423	57

Total:
Single family	1,107	1,107	235	1,589	32
Commercial real estate:
Real estate rental and leasing	40	122	0	429	0
Other	1,840	3,585	248	1,885	326
Consumer	940	956	434	1,002	26
Commercial business:
Other	643	1,277	71	504	75
	$4,570	7,047	988	5,409	459

	December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$1,251	1,251	0	943	60
Commercial real estate:
Real estate rental and leasing	44	184	0	46	7
Other	25	1,706	0	5,462	96
Consumer	475	476	0	387	10
Commercial business:
Other	0	79	0	36	0

Loans with an allowance recorded:
Single family	952	952	223	1,045	14
Commercial real estate:
Real estate rental and leasing	0	0	0	3	0
Other	2,135	2,135	296	1,920	32
Consumer	502	519	370	448	20
Commercial business:
Other	415	967	120	429	20

Total:
Single family	2,203	2,203	223	1,988	74
Commercial real estate:
Real estate rental and leasing	44	184	0	49	7
Other	2,160	3,841	296	7,382	128
Consumer	977	995	370	835	30
Commercial business:
Other	415	1,046	120	465	20
	$5,799	8,269	1,009	10,719	259

At
December
31,
2016,
2015
and
2014,
non-accruing loans totaled
$3.3
million,
$4.2
million and
$10.9
million, respectively, for which the related allowance for loan losses was
$0.8
million,
$0.7
million and
$0.8
million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled
$0.7
million,
$1.4
million and
$8.0
million
at
December
31,
2016,
2015,
and
2014,
respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of
$0.6
million,
$0.5
million and
$0.9
million in
2016,
2015
and
2014,
respectively. For the years ended
December
31,
2016,
2015,
and
2014,
the Company recognized interest income on these loans of
$0.4
million,
$0.3
million and
$0.2
million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The following table summarizes non-accrual loans at
December
31,
2016
and
2015:
Dollars in thousands)	2016	2015
Single family	$916	1,655
Commercial real estate:
Real estate rental and leasing	41	44
Other	1,343	1,650
Consumer	630	786
Commercial business:
Other	343	46
	$3,273	4,181

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower
’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

At
December
31,
2016,
2015
and
2014,
there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling
$3.3
million,
$2.5
million and
$9.4
million, respectively. Had these loans been performing in accordance with their original terms throughout
2016,
2015,
and
2014,
the Company would have recorded gross interest income of
$0.6
million,
$0.4
million and
$0.9
million, respectively. During
2016,
2015
and
2014,
the Company recognized interest income of
$0.4
million,
$0.2
million and
$0.3
million, respectively, on these loans. For the loans that were modified in
2016,
$0.2
million were classified and performing, and
$1.7
million were non-performing at
December
31,
2016.

The following table summarizes TDRs at
December
31,
2016
and
2015:

(Dollars in thousands)	2016	2015
Single family	$448	647
Commercial real estate:
Other	1,774	725
Consumer	709	732
Commercial business:
Other	369	415
	$3,300	2,519

As of
December
31,
2016,
the Bank had commitments to lend an additional $
0.4
million to a borrower who has TDR and non-accrual loans. These additional funds are for the construction of single family homes with a maximum loan-to-value ratio of
75%.
These loans are secured by the home under construction. There were commitments to lend additional funds of
$1.5
million to this same borrower at
December
31,
2015.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDRs after
12
months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there
may
be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may
be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ending
December
31,
2016
and
2015:

	Year ended December 31, 2016			Year ended December 31, 2015
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	4	$251	263	4	$476	478
Commercial real estate:
Other	1	1,274	1,274	1	209	209
Consumer	18	382	384	21	527	530
Commercial business:
Other	2	257	201	1	44	44
Total	25	$2,164	2,122	27	$1,256	1,261

Loans that were restructured within the
12
months preceding
December
31,
2016
and
2015
and defaulted during the year are presented in the table below:

	Year ended December 31, 2016		Year ended December 31, 2015
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Commercial real estate:
Other	1	$183	0	$0
Consumer	1	4	0	0
Total	2	$187	0	$0

The Company considers a loan to have defaulted when it becomes
90
or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six
months following modification. Non-accrual TDR loans that have performed according to the modified terms for six
months
may
be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may
be added as needed. Loans that are not collateral dependent
may
have additional reserves established if deemed necessary. The allocated allowance for TDRs was
$0.6
million, or
6.2%,
of the total
$9.9
million in allowance for loan losses at
December
31,
2016,
and
$0.5
million, or
5.2%,
of the total
$9.7
million in allowance for loan losses at
December
31,
2015.

Loans acquired in a business combination are segregated into two
types: purchased performing loans with a discount attributable at least in part to credit quality and PCI loans with evidence of significant credit deterioration. Purchased performing loans are accounted for in accordance with ASC
310
-
20
“Nonrefundable Fees and Other Costs”
as these loans do not have evidence of credit deterioration since origination. PCI loans are accounted for in accordance with ASC
310
-
30
“Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality”
as they display significant credit deterioration since origination. In accordance with ASC
310
-
30,
for PCI loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Furthermore, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loans when there is a reasonable expectation about the amount and timing of such cash flows. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through an adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as an impairment through the provision for loan losses.

The following is additional information with respect to loans acquired through acquistions:

(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Carrying Amount
Purchased Performing Loans:
Balance at December 31, 2015	$18,539	(459)	18,080
Loans acquired during the period	11,772	(211)	11,561
Change due to payments/refinances	(13,413)	340	(13,073)
Change due to loan charge-off	(156)	(2)	(158)
Balance at December 31, 2016	$16,742	(332)	16,410

(Dollars in thousands)	Contractual Principal Receivable	Non-Accretable Difference	Carrying Amount
Purchased Credit Impaired Loans:
Balance at December 31, 2015	$555	(162)	393
Loans acquired during the period	329	(37)	292
Change due to payments/refinances	(449)	147	(302)
Balance at December 31, 2016	$435	(52)	383

As a result of acquisitions, the Company has PCI loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition that all contractually required payments would not be collected. The carrying amount of those loans as of
December
31,
2016
was
$0.4
million.

No
material provision for loan losses was recognized during the period ended
December
31,
2016
related to acquired loans as there was no significant change to the credit quality of the loans.